UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund
of America

Striving for stability in uncertain times

[photo of rope wrapped around a deck anchor]
Annual report for the year ended August 31, 2009

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2009 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)

Reflecting 2.50% maximum sales charge	1.46%	—	2.65%

The total annual fund operating expense ratio was 0.66% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 and 21 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 1.09%. The fund’s distribution rate for Class A shares as of that date was 1.77%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the fund’s most recent statement of additional information for details. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of rope wrapped around a deck anchor]
We are pleased to once again present Short-Term Bond Fund of America’s annual report.

For the year ended August 31, 2009, the fund produced a total return of 3.2%. The return reflects a gain of 12 cents in the fund’s share price over the 12-month period. It also reflects monthly dividends paid by the fund, which totaled more than 19 cents a share for the fiscal year. Those who reinvested dividends recorded an income return of 2.0%, similar to those who elected to take dividends in cash.

In comparison, the unmanaged Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit 1–3 Year ex BBB Index, the fund’s benchmark, returned 4.8%. The better result of the index can be partially attributed to the cash position in the fund and the absence of expenses in the index.

Compared to its peers, Short-Term Bond Fund of America’s results were above average. The fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 2.7%.

Bond market overview
The fund’s fiscal year included one of the most volatile and difficult periods in market history. No part of the bond market was unaffected. As we discussed in our report to you six months ago, the first half of the fiscal year was marked by a severe deterioration in confidence, which boosted Treasuries at the expense of nearly all other fixed-income assets as risk-averse investors sought safe havens.

Among the hardest hit issues were corporate bonds and asset-backed securities — even mortgage-backed securities backed by Fannie Mae and Freddie Mac fell sharply in value, despite government efforts to salvage those institutions from the subprime mortgage debacle. Bonds issued by financial corporations, which make up a large part of the short-term corporate bond market, likewise fell considerably on fears that subprime mortgage losses would claim more companies alongside Lehman Brothers and Bear Stearns.

[Begin Sidebar]
Results at a glance

For periods ended August 31, 2009,		Average annual
with dividends reinvested	Total returns	total returns
	1 year	Lifetime

(since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	3.22%	3.52%
Barclays Capital U.S. Government/
Credit 1–3 Year ex BBB Index	4.82	5.33
Lipper Short Investment Grade Debt Funds Average	2.68	2.33
[End Sidebar]

[Begin Sidebar]
In this report

Special feature

4	Striving for stability in uncertain times

Short-Term Bond Fund of America’s portfolio managers invest conservatively to help protect capital.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

6	Summary investment portfolio

10	Financial statements

27	Board of directors and other officers
[End Sidebar]

Government action — including government spending to shore up corporate balance sheets and a sharp decrease in interest rates on the part of the Federal Reserve — helped the markets find a floor in the early part of 2009. Since then, investors’ aversion to risk has lessened, and prices on corporate bonds have recovered considerably.

How the fund responded
As you might imagine, Short-Term Bond Fund of America benefited from its Treasury holdings, which increased from a year ago, but saw the overall value of its portfolio remain steady in the first half of the year. However, increased inflows to the fund allowed its portfolio counselors to selectively add to the portfolio — particularly in safer Treasury and government-backed securities, which accounted for 41.6% of the fund, up from 23.2% at the beginning of the fiscal year.

In addition, while the fund’s corporate holdings fell slightly as an overall part of the portfolio, from 14.8% to 13.6% of total holdings, the second half of the fund’s fiscal year saw those assets rise appreciably in value. Likewise, mortgage- and asset-backed securities, which were pared back during the year, also gained ground after the late 2008 selloff. This helped to raise and steady the fund’s net asset value, which rose from $9.90 at the end of the previous fiscal year to $10.02 as of August 31.

Despite the recent improvements in the fixed-income markets, we remain conservative in our outlook and approach. It has long been our goal to keep the fund’s net asset value around $10 a share whenever possible in the interests of capital preservation. We believe our current positions will help the fund to maintain stability while earning a yield superior to that of money market funds. We also plan to keep a portion of the portfolio in cash equivalents — 22.1% as of the end of the fiscal year.

We are gratified at the trust we have been shown over the past fiscal year — our assets under management nearly tripled from $1.2 billion to $3.2 billion. We thank you for your support and interest in the fund, and we look forward to discussing its results again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag

David A. Hoag
President

October 13, 2009

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has fared (for the period October 2, 2006, to August 31, 2009, with dividends reinvested)

Fund results shown reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.

[begin mountain chart]
Date	The fund at net asset value	The fund at maximum offering price	Barclays Capital U.S. Govt/Credit 1–3 Year ex BBB Index2	Lipper Short Investment Grade Debt Funds Average3	Consumer Price Index4

10/2/06	$10,000	$9,747	$10,000	$10,000	$10,000
10/31/06	$10,048	$9,793	$10,034	$10,036	$9,946
11/30/06	$10,091	$9,835	$10,088	$10,094	$9,931
12/31/06	$10,107	$9,850	$10,092	$10,106	$9,946
1/31/07	$10,132	$9,875	$10,116	$10,131	$9,976
2/28/07	$10,190	$9,931	$10,197	$10,205	$10,030
3/31/07	$10,218	$9,959	$10,237	$10,242	$10,121
4/30/07	$10,266	$10,006	$10,274	$10,281	$10,187
5/31/07	$10,263	$10,003	$10,266	$10,275	$10,249
6/30/07	$10,293	$10,032	$10,310	$10,301	$10,269
7/31/07	$10,352	$10,090	$10,392	$10,340	$10,266
8/31/07	$10,404	$10,140	$10,480	$10,356	$10,247
9/30/07	$10,476	$10,210	$10,558	$10,433	$10,276
10/31/07	$10,519	$10,253	$10,606	$10,464	$10,297
11/30/07	$10,589	$10,321	$10,762	$10,508	$10,359
12/31/07	$10,608	$10,339	$10,794	$10,522	$10,352
1/31/08	$10,729	$10,457	$10,981	$10,622	$10,403
2/29/08	$10,720	$10,448	$11,082	$10,627	$10,433
3/31/08	$10,698	$10,427	$11,094	$10,490	$10,524
4/30/08	$10,685	$10,414	$11,023	$10,482	$10,588
5/31/08	$10,683	$10,412	$10,993	$10,496	$10,677
6/30/08	$10,691	$10,420	$11,014	$10,472	$10,784
7/31/08	$10,697	$10,426	$11,048	$10,418	$10,841
8/31/08	$10,715	$10,443	$11,098	$10,417	$10,798
9/30/08	$10,665	$10,395	$11,041	$10,243	$10,783
10/31/08	$10,570	$10,302	$11,105	$10,045	$10,674
11/30/08	$10,614	$10,345	$11,238	$9,861	$10,469
12/31/08	$10,731	$10,459	$11,376	$9,951	$10,361
1/31/09	$10,768	$10,495	$11,384	$10,048	$10,406
2/28/09	$10,783	$10,510	$11,368	$9,996	$10,458
3/31/09	$10,863	$10,587	$11,425	$10,045	$10,483
4/30/09	$10,900	$10,624	$11,465	$10,190	$10,510
5/31/09	$10,937	$10,660	$11,525	$10,359	$10,540
6/30/09	$10,941	$10,664	$11,534	$10,435	$10,631
7/31/09	$11,012	$10,733	$11,579	$10,583	$10,614
8/31/09	$11,060	$10,779	$11,633	$10,694	$10,637
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
3Calculated by Lipper. The average does not reflect the effect of sales charges.
4Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5For the period October 2, 2006 (when the fund began operations), through November 30, 2006.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for the periods ended August 31, 2009)*

Class A shares	1 year	5 years	Lifetime (since 10/2/06)
At maximum offering price
(reflecting the maximum 2.50% sales charge)	0.68%	—	2.61%

At net asset value	3.22	—	3.52

*Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 and 21 for details.

Striving for stability in uncertain times

[photo of a lake - trees and mountains in the background]

A little less than a year ago, the financial world changed dramatically. Indeed, it could be argued, that it nearly fell apart.

[photo of rope on a wooden deck]

[Begin Sidebar]
Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.
[End Sidebar]

[photo of a boat tied to a wooden dock on a lake - trees and mountain in the background]
[Begin Pull Quote]
“Capital preservation is always a major concern.”
— David Hoag
[End Pull Quote]

Of course, that didn’t happen, though it might have felt that way to many investors. Yet 2009 was the kind of year for which Short-Term Bond Fund of America was designed, given its steady income and relative stability. Today, the fund’s goals remain the same, even as investors, while remaining cautious, have come to appreciate and accept risk once again.

David Hoag and Mark Macdonald, the portfolio counselors who manage Short-Term Bond Fund of America, don’t share in that appreciation. “Our goal in Short-Term Bond Fund of America isn’t to take risks to go after yield,” Hoag says. “We’re here to provide yield, yes, but capital preservation is always a major concern.”

As a shareholder in this fund, you’ve seen the results. Over the past year, the fund has had a total return of 3.2%. The majority of that return came from yield — the dividends the fund has paid based on the bonds in its portfolio. The rest (1.2%) came from an increase in the fund’s net asset value (NAV).

“When you’ve been through all that’s happened in the markets over the past year — and we really haven’t been through something like this in a very long time — stability becomes really important.” Macdonald says. “So instead of stretching for yield and taking on more risk, we’ve tried to keep our NAV as steady as the market would let us.”

Since the fund started in 2006, Hoag and Macdonald have tried to keep the fund’s NAV steady at $10 per share — when the markets would allow. That became a difficult task in late 2008, when the bond markets were under immense strain from major banking failures and home foreclosures. The NAV fell to $9.70 on November 24, 2008, but then recovered throughout 2009; at the end of the fund’s fiscal year, the NAV stood at $10.02.

Hoag and Macdonald believe their risk-averse, conservative investing style will continue to serve shareholders in the coming months and years ahead as well. While many shareholders joined the fund in hopes of a safe port in the past year’s financial storms, Short-Term Bond Fund of America also can be an option to help fulfill relatively short-term goals — an upcoming home purchase or pending college expenses.

“There are definitely times in which you want to keep your money in something with low volatility while getting a little bit of return,” Hoag says. “That’s why we invest in only very high-quality bonds. It may limit yield, but it also helps keep those big swings in price down.”

A conservative investment like Short-Term Bond Fund of America can serve as a hedge against continued uncertainty in the markets and the economy as well. As of this writing, the American economy continues to be in recession, with unemployment remaining at almost 10% and consumer spending at a multi-year low.

“You may have seen the equity and bond markets turn around very quickly lately, but the economy isn’t doing that,” Macdonald says. “Economic recovery is going to take a lot longer, and that could threaten the market recovery we’ve seen so far.”

Signs that economic recovery is lagging — continued high unemployment, more housing foreclosures and an unwillingness to spend on the part of consumers and businesses — could keep economic growth very low for several more months, Hoag and Macdonald say. If that happens, corporate profits could be hurt, and investor enthusiasm could wane, sending markets lower again.

“We have the sense that things are improving, but this has been really unprecedented in terms of what we’ve been through,” Macdonald says. “There are still things that could go wrong. They’re not dire, like we saw last fall, but it’s not a sure thing from here.”

That’s why Hoag and Macdonald will continue managing Short-Term Bond Fund of America conservatively — with an eye more toward capital preservation rather than increased yield. “We’re happy we were able to generate returns for our investors this year,” Hoag says. “We’re just as happy we were able to keep our NAV steady, too. For investors in this fund, both are important.” ■

Summary investment portfolio, August 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	41.6
Corporate bonds & notes	13.6
Mortgage-backed obligations	12.2
Bonds & notes of government agencies outside the U.S.	5.2
Asset-backed obligations	4.9
Municipals	0.4
Short-term securities & other assets less liabilities	22.1
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	30.0%
Federal agencies	20.6
Aaa/AAA	14.6
Aa/AA	7.0
A/A	5.5
Baa/BBB	0.2
Short-term securities & other assets less liabilities	22.1

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are backed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 77.92%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 41.59%
U.S. Treasury:
1.25% 2010	$20,000	$20,180
2.00% 2010	30,000	30,498
5.75% 2010	45,000	47,277
6.50% 2010	20,000	20,566
0.875% 2011	25,000	25,026
1.125% 2011	25,000	24,973
1.75% 2011	65,000	65,904
4.625% 2011	20,000	21,441
4.875% 2011	25,000	26,687
5.125% 2011	20,000	21,544
4.75% 2012	30,000	32,744
3.125% 2013	32,000	33,416
3.375% 2013	60,000	63,377
3.375% 2013	40,000	42,236
3.875% 2013	25,000	26,840
0.875%-11.75% 2009-2014 (1) (2)	190,382	196,185	21.81%
Fannie Mae:
1.75% 2011	35,000	35,449
2.00% 2012	40,000	40,542
2.75% 2014	20,000	20,184
3.625%-6.125% 2011-2012	40,000	43,350	4.35
Federal Home Loan Bank:
2.25% 2012	20,000	20,365
3.625% 2013	30,000	31,452
1.75%-7.625% 2009-2012	83,260	85,913	4.30
Freddie Mac:
2.875% 2010	34,570	35,508
1.75% 2012	25,000	25,030
4.125%-5.25% 2009-2011	15,000	15,817	2.38
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.20% 2012	25,000	25,292
1.625%-2.125% 2011-2012	18,000	18,117	1.36
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley:
2.25% 2012	25,000	25,386
0.744% 2012 (3)	15,000	15,130	1.26
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc.:
0.829% 2012 (3)	25,000	25,166
3.25% 2012	12,250	12,745	1.18
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co.:
2.20% 2012	20,000	20,288
0.854% 2012 (3)	15,000	15,183	1.11
United States Government Agency-Guaranteed (FDIC insured), State Street Corp.:
1.85% 2011	25,000	25,361
2.15% 2012	10,000	10,100	1.11
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10%-2.375% 2012	14,165	14,378	.45
Other securities		72,914	2.28
		1,332,564	41.59

Corporate bonds & notes - 13.65%
Financials - 3.71%
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,988	.22
Merrill Lynch & Co., Inc., Series C, 0.867% 2012 (3)	1,000	932
Bank of America Corp. 5.375% 2012	2,000	2,067
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,557	.14
JPMorgan Chase & Co. 5.375%-5.60% 2011-2012	4,000	4,261	.13
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,248	.13
Other securities		98,775	3.09
		118,828	3.71

Health care - 3.08%
Pfizer Inc. 4.45% 2012	20,000	21,198	.66
Merck & Co., Inc. 1.875% 2011	18,870	19,068	.60
Other securities		58,316	1.82
		98,582	3.08

Energy - 1.72%
Shell International Finance B.V. 4.00% 2014	20,000	20,962	.65
Chevron Corp. 3.95% 2014	15,000	15,747	.49
Other securities		18,495	.58
		55,204	1.72

Telecommunication services - 1.17%
Other securities		37,627	1.17

Consumer staples - 1.16%
Procter & Gamble Co. 1.35%-4.60% 2011-2014	15,000	15,763	.49
Coca-Cola Co. 3.625% 2014	10,000	10,343	.32
Other securities		11,089	.35
		37,195	1.16

Utilities - 0.91%
Other securities		29,098	.91

Industrials - 0.71%
Other securities		22,667	.71

Information technology - 0.67%
Other securities		21,468	.67

Consumer discretionary - 0.52%
Other securities		16,734	.52

Total corporate bonds & notes		437,403	13.65

Mortgage-backed obligations (4) - 12.22%
Fannie Mae:
4.00% 2019	40,901	42,250
0.466%-6.785% 2019-2039 (2) (3)	193,031	200,164	7.57
Freddie Mac 2.225%-5.889% 2013-2039 (2) (3)	45,259	47,135	1.47
Bank of America 5.50% 2012 (5)	5,000	5,148	.16
Other securities		96,826	3.02
		391,523	12.22

Bonds & notes of government agencies outside the U.S. - 5.17%
France Government Agency-Guaranteed, Société Finance 2.25% 2012 (5)	20,985	21,140	.66
Other securities		144,657	4.51
		165,797	5.17

Asset-backed obligations - 4.90%
Other securities		156,857	4.90

Municipals - 0.39%
Other securities		12,640	.39

Total bonds & notes (cost: $2,446,451,000)		2,496,784	77.92

	Principal		Percent
	amount	Value	of net
Short-term securities - 21.38%	(000)	(000)	assets

U.S. Treasury Bills 0.18%-0.41% due 9/15-10/15/2009	45,150	45,144	1.41
BNP Paribas Finance Inc. 0.21%-0.30% due 9/14-10/13/2009	44,200	44,191	1.38
NetJets Inc. 0.20% due 9/24-10/23/2009 (5)	39,900	39,887	1.24
Province of Ontario 0.23%-0.25% due 10/7-11/5/2009	39,000	38,984	1.22
KfW 0.22%-0.24% due 9/10-10/22/2009 (5)	36,900	36,891	1.15
Jupiter Securitization Co., LLC 0.22%-0.27% due 9/10-9/22/2009 (5)	36,500	36,495	1.14
ING (U.S.) Funding LLC 0.24%-0.26% due 9/9-10/1/2009	35,500	35,496	1.11
Coca-Cola Co. 0.21% due 9/11/2009 (5)	35,300	35,298	1.10
Total Capital SA 0.24% due 9/9/2009 (5)	25,000	25,000
Total Capital Canada Ltd. 0.25% due 10/8/2009 (5)	10,300	10,297	1.10
National Australia Funding (Delaware) Inc. 0.26% due 11/12/2009 (5)	32,500	32,480	1.01
Procter & Gamble International Funding S.C.A. 0.22% due 10/19-11/4/2009 (5)	30,200	30,186	.94
Old Line Funding, LLC 0.28% due 9/8/2009 (5)	18,800	18,799
Thunder Bay Funding, LLC 0.17% due 9/2/2009 (5)	7,700	7,700	.83
Calyon North America Inc. 0.25%-0.26% due 9/3/2009	25,510	25,509	.80
Chevron Funding Corp. 0.19% due 10/2/2009	25,300	25,296	.79
Merck & Co. Inc. 0.17% due 9/16/2009	25,000	24,998	.78
Harvard University 0.19% due 9/17/2009	25,000	24,998	.78
CBA (Delaware) Finance Inc. 0.25% due 11/30/2009	25,000	24,983	.78
Westpac Banking Corp. 0.28% due 11/3/2009 (5)	23,700	23,687	.74
Fannie Mae 0.54% due 7/13/2010	23,300	23,223	.72
Federal Home Loan Bank 0.24% due 9/1/2009	14,300	14,300	.45
Bank of America Corp. 0.20% due 9/1/2009	10,800	10,800	.34
Other securities		50,533	1.57

Total short-term securities (cost: $685,155,000)		685,175	21.38

Total investment securities (cost: $3,131,606,000)		3,181,959	99.30
Other assets less liabilities		22,403	.70

Net assets		$3,204,362	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $20,819,000, which represented .65% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $608,496,000, which represented 18.99% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,131,606)		$3,181,959
Cash		54
Receivables for:
Sales of investments	$1,148
Sales of fund's shares	19,756
Interest	17,574	38,478
		3,220,491
Liabilities:
Payables for:
Repurchases of fund's shares	12,616
Dividends on fund's shares	545
Investment advisory services	804
Services provided by affiliates	1,930
Directors' deferred compensation	11
Other	223	16,129
Net assets at August 31, 2009		$3,204,362

Net assets consist of:
Capital paid in on shares of capital stock		$3,169,433
Distributions in excess of net investment income		(10)
Accumulated net realized loss		(15,414)
Net unrealized appreciation		50,353
Net assets at August 31, 2009		$3,204,362

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (319,818 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$2,357,579	235,303	$10.02
Class B	78,949	7,880	10.02
Class C	219,256	21,883	10.02
Class F-1	155,568	15,527	10.02
Class F-2	227,308	22,687	10.02
Class 529-A	76,623	7,648	10.02
Class 529-B	5,780	577	10.02
Class 529-C	23,078	2,303	10.02
Class 529-E	4,311	430	10.02
Class 529-F-1	8,226	821	10.02
Class R-1	3,250	325	10.02
Class R-2	15,270	1,524	10.02
Class R-3	12,548	1,252	10.02
Class R-4	7,415	740	10.02
Class R-5	9,201	918	10.02
Class R-6	-	-	-

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.28 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$58,970

Fees and expenses*:
Investment advisory services	$7,401
Distribution services	7,729
Transfer agent services	1,084
Administrative services	734
Reports to shareholders	93
Registration statement and prospectus	743
Directors' compensation	32
Auditing and legal	77
Custodian	13
State and local taxes	12
Other	107
Total fees and expenses before waivers	18,025
Less waivers of fees and expenses:
Investment advisory services	175
Administrative services	3
Total fees and expenses after waivers		17,847
Net investment income		41,123

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(12,266)
Net unrealized appreciation on investments		58,973
Net realized loss and unrealized appreciation on investments		46,707

Net increase in net assets resulting from operations		$87,830

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Year ended August 31
	2009	2008
Operations:
Net investment income	$41,123	$21,816
Net realized loss on investments	(12,266)	(2,036)
Net unrealized appreciation (depreciation) on investments	58,973	(8,311)
Net increase in net assets resulting from operations	87,830	11,469

Dividends paid or accrued to shareholders from net investment income	(42,213)	(21,895)

Net capital share transactions	2,000,317	874,280

Total increase in net assets	2,045,934	863,854

Net assets:
Beginning of year	1,158,428	294,574
End of year (including distributions in excess of net investment
income: $(10) and $(7), respectively)	$3,204,362	$1,158,428

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and     R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax years, 2006, 2007 and 2008, remain open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2009, the fund reclassified $1,093,000 from accumulated net realized loss to distributions in excess of net investment income and $6,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$546
Capital loss carryforwards*:
Expiring 2016	$(24)
Expiring 2017	(8,176)	(8,200)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(7,213)
Gross unrealized appreciation on investment securities		52,130
Gross unrealized depreciation on investment securities		(1,778)
Net unrealized appreciation on investment securities		50,352
Cost of investment securities		3,131,607

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Year ended August 31
Share class	2009		2008
Class A	$32,209		$16,751
Class B	719		324
Class C	2,006		791
Class F-1	2,400		1,460
Class F-2(1)	1,064		-	(2)
Class 529-A	807		497
Class 529-B	33		19
Class 529-C	138		77
Class 529-E	41		21
Class 529-F-1	110		70
Class R-1	34		31
Class R-2	91		70
Class R-3	104		97
Class R-4	67		11
Class R-5	2,390		1,676
Class R-6(3)	-	(2)	-
Total	$42,213		$21,895

(1)Class F-2 was offered beginning August 1, 2008.
(2)Amount less than one thousand.
(3)Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC waived a portion of its investment advisory services fee commencing on October 2, 2006, and terminating on December 31, 2008. During the year ended August 31, 2009, total investment advisory services fees waived by CRMC were $175,000. As a result, the fee shown on the accompanying financial statements of $7,401,000, which was equivalent to an annualized rate of 0.309%, was reduced to $7,226,000, or 0.302% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25%* of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2009, unreimbursed expenses subject to reimbursement totaled $3,804,000 and $5,000 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00*	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50
*Effective September 1, 2009, the service fee for Class A, 529-A, B and 529-B shares will be reduced to 0.15%, and the approved plan limits for Class B and 529-B shares will be reduced to 0.90%.

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2009, the total administrative services fees paid by CRMC were $3,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,365	$1,042	Not applicable	Not applicable	Not applicable
Class B	661	42	Not applicable	Not applicable	Not applicable
Class C	1,910	Included in administrative services	$187	$26	Not applicable
Class F-1	331		143	15	Not applicable
Class F-2	Not applicable		45	2	Not applicable
Class 529-A	119		36	5	$47
Class 529-B	35		3	1	3
Class 529-C	148		11	2	15
Class 529-E	14		2	- (*)	3
Class 529-F-1	-		4	- (*)	6
Class R-1	30		2	1	Not applicable
Class R-2	70		14	28	Not applicable
Class R-3	36		9	9	Not applicable
Class R-4	10		5	1	Not applicable
Class R-5	Not applicable		107	2	Not applicable
Class R-6†	Not applicable		- (*)	- (*)	Not applicable
Total	$7,729	$1,084	$568	$92	$74
*Amount less than one thousand.
†Class R-6 was offered beginning May 1, 2009.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $32,000, shown on the accompanying financial statements, includes $33,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$-	$1,332,564	$-	$1,332,564
Corporate bonds & notes	-	437,403	-	437,403
Mortgage-backed obligations	-	384,548	6,975	391,523
Bonds & notes of government agencies outside the U.S.	-	165,797	-	165,797
Asset-backed obligations	-	156,857	-	156,857
Municipals	-	12,640	-	12,640
Short-term securities	-	685,175	-	685,175
Total	$-	$3,174,984	$6,975	$3,181,959

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended August 31, 2009 (dollars in thousands):

	Beginning			Ending
	value	Net	Net unrealized	value
	at 9/1/2008	purchases	appreciation (*)	at 8/31/2009
Investment securities	$-	$6,956	$19	$6,975

Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2009 (dollars in thousands) (*):				$19

(*) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended August 31, 2009
Class A	$2,797,640	283,317	$28,318		2,864		$(1,317,307)	(133,157)	$1,508,651	153,024
Class B	99,697	10,110	640		65		(45,568)	(4,606)	54,769	5,569
Class C	282,142	28,609	1,798		182		(137,360)	(13,885)	146,580	14,906
Class F-1	206,895	20,956	2,017		204		(129,491)	(13,087)	79,421	8,073
Class F-2	259,494	26,198	820		82		(36,052)	(3,623)	224,262	22,657
Class 529-A	67,792	6,856	802		81		(15,025)	(1,518)	53,569	5,419
Class 529-B	5,479	554	33		3		(996)	(100)	4,516	457
Class 529-C	22,977	2,324	136		14		(5,651)	(570)	17,462	1,768
Class 529-E	4,311	436	41		4		(1,076)	(108)	3,276	332
Class 529-F-1	6,132	621	110		11		(1,051)	(106)	5,191	526
Class R-1	5,995	607	31		3		(4,650)	(472)	1,376	138
Class R-2	15,508	1,569	90		9		(4,578)	(463)	11,020	1,115
Class R-3	12,653	1,278	101		10		(4,697)	(476)	8,057	812
Class R-4	8,745	882	64		7		(3,116)	(314)	5,693	575
Class R-5	106,553	10,759	2,148		218		(232,227)	(23,489)	(123,526)	(12,512)
Class R-6(2)	140	14	-		-		(140)	(14)	-	-
Total net increase
(decrease)	$3,902,153	395,090	$37,149		3,757		$(1,938,985)	(195,988)	$2,000,317	202,859

Year ended August 31, 2008
Class A	$870,759	87,098	$14,460		1,448		$(301,666)	(30,182)	$583,553	58,364
Class B	25,368	2,535	283		28		(7,168)	(718)	18,483	1,845
Class C	79,300	7,940	727		73		(18,625)	(1,867)	61,402	6,146
Class F-1	83,964	8,399	1,163		117		(32,928)	(3,290)	52,199	5,226
Class F-2(3)	306	31	-	(4)	-	(4)	(7)	(1)	299	30
Class 529-A	18,460	1,847	494		49		(4,790)	(479)	14,164	1,417
Class 529-B	1,065	107	19		2		(107)	(11)	977	98
Class 529-C	4,501	451	76		7		(589)	(59)	3,988	399
Class 529-E	716	71	21		2		(158)	(16)	579	57
Class 529-F-1	2,254	226	70		7		(247)	(25)	2,077	208
Class R-1	2,383	237	24		3		(2,937)	(293)	(530)	(53)
Class R-2	3,944	394	69		7		(958)	(95)	3,055	306
Class R-3	5,802	579	97		10		(3,174)	(316)	2,725	273
Class R-4	1,744	175	10		1		(160)	(16)	1,594	160
Class R-5	131,200	13,138	1,605		161		(3,090)	(309)	129,715	12,990
Total net increase
(decrease)	$1,231,766	123,228	$19,118		1,915		$(376,604)	(37,677)	$874,280	87,466

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.
(4)Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,733,117,000 and $620,349,000, respectively, during the year ended August 31, 2009.

8. Subsequent events

As of October 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2009	$9.90	$.17		$.14	$.31	$(.19)	$10.02	3.22%	$2,357,579	.66%		.66%		1.80%
Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(5)	.64	(5)	4.57	(5)
Class B:
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(5)	1.36	(5)	3.86	(5)
Class C:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(5)	1.44	(5)	3.78	(5)
Class F-1:
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(5)	.67	(5)	4.56	(5)
Class F-2:
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
Period from 8/19/2008 to 8/31/2008	9.92	-	(6)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09
Class 529-A:
Year ended 8/31/2009	9.90	.16		.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(5)	.78	(5)	4.44	(5)
Class 529-B:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(5)	1.54	(5)	3.66	(5)
Class 529-C:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(5)	1.52	(5)	3.71	(5)
Class 529-E:
Year ended 8/31/2009	9.90	.14		.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(5)	1.02	(5)	4.22	(5)

Class 529-F-1:
Year ended 8/31/2009	$9.90	$.19		$.14	$.33	$(.21)	$10.02	3.34%	$8,226	.54%		.53%		1.92%
Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(5)	.49	(5)	4.76	(5)
Class R-1:
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(5)	1.40	(5)	3.84	(5)
Class R-2:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(5)	1.42	(5)	3.82	(5)
Class R-3:
Year ended 8/31/2009	9.90	.13		.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(5)	1.06	(5)	4.18	(5)
Class R-4:
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(5)	.66	(5)	4.53	(5)
Class R-5:
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(5)	.42	(5)	4.83	(5)
Class R-6:
Period from 5/7/2009 to 6/15/2009(7)	9.93	.02		(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Year ended August 31
	2009	2008	For the period 10/2/2006 (8) to 8/31/2007
Portfolio turnover rate for all classes of shares	60%	28%	15%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.
(6)Amount less than $.01.
(7)The last date the share class had assets through the fund's fiscal year ended August 31, 2009.
(8)Commencement of operations.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Short-Term Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary  investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America, Inc. (the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009, through August 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2009	Ending account value 8/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,025.66	$3.32	.65%
Class A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class B -- actual return	1,000.00	1,021.79	7.13	1.40
Class B -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class C -- actual return	1,000.00	1,021.56	7.39	1.45
Class C -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class F-1 -- actual return	1,000.00	1,025.36	3.57	.70
Class F-1 -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class F-2 -- actual return	1,000.00	1,026.68	2.04	.40
Class F-2 -- assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-A -- actual return	1,000.00	1,025.02	3.93	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 529-B -- actual return	1,000.00	1,021.15	7.79	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.49	7.78	1.53
Class 529-C -- actual return	1,000.00	1,021.15	7.79	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.49	7.78	1.53
Class 529-E -- actual return	1,000.00	1,023.73	5.20	1.02
Class 529-E -- assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 529-F-1 -- actual return	1,000.00	1,026.29	2.66	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.58	2.65	.52
Class R-1 -- actual return	1,000.00	1,021.56	7.34	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2 -- actual return	1,000.00	1,021.31	7.64	1.50
Class R-2 -- assumed 5% return	1,000.00	1,017.64	7.63	1.50
Class R-3 -- actual return	1,000.00	1,023.33	5.61	1.10
Class R-3 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10
Class R-4 -- actual return	1,000.00	1,025.09	3.83	.75
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5 -- actual return	1,000.00	1,026.67	2.25	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-6 -- actual return †	1,000.00	996.99	.44	.41
Class R-6 -- assumed 5% return †	1,000.00	1,023.14	2.09	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 7, 2009 (the initial sale of the share class), through June 15, 2009 (the last date the share class had assets), and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Tax information
                                                                                                             unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2009:

U.S. government income that may be exempt from state taxation	$9,866,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2009 (the most recent calendar quarter-end):
	1 year	5 years	Life of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−1.73%	—	1.41%
Not reflecting CDSC	3.27	—	2.74

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.20	—	2.68
Not reflecting CDSC	3.20	—	2.68

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	3.98	—	3.36

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.23	—	3.28

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	1.31	—	2.47
Not reflecting maximum sales charge	3.91	—	3.37

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−1.87	—	1.19
Not reflecting CDSC	3.13	—	2.52

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.12	—	2.59
Not reflecting CDSC	3.12	—	2.59

Class 529-E shares2,3 — first sold 12/1/06	3.64	—	2.99

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	4.16	—	3.63

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 and 21 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund1	Principal occupation(s) during past five years

Ambassador	2006	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	2006	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 62	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California

Martin Fenton, 74	2006	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 63	2006	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 63	2006	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Laurel B. Mitchell, Ph.D., 54	2009	Director, Accounting Program, University of Redlands

Richard G. Newman, 74	2006	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 66	2006	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 51	2009
President and CEO, Margaret Spellings & Company; former United States Secretary of Education, United States Department of Education — Federal Government Agency; former Assistant to the President for Domestic Policy, The White House — Federal Government, Executive Branch — Domestic Policy

Steadman Upham, Ph.D., 60	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	director	Other directorships3 held by director

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation;
		DineEquity, Inc.;
		Ducommun Incorporated;
		SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Laurel B. Mitchell, Ph.D., 54	5	None

Richard G. Newman, 74	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	12	None

Margaret Spellings, 51	3	None

Steadman Upham, Ph.D., 60	14	None

“Interested” directors4

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund1	principal underwriter of the fund

Abner D. Goldstine, 79	2006	Senior Vice President — Fixed Income,
Vice Chairman of the Board		Capital Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 60	2006	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company

“Interested” directors4

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	director	Other directorships3 held by director

Abner D. Goldstine, 79	11	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

The fund’s statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund1	principal underwriter of the fund

David A. Hoag, 44	2006	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

Mark R. Macdonald, 50	2006	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, Capital Research and Management Company

Kristine M. Nishiyama, 39	2006	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company5

Kimberly S. Verdick, 45	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 34	2006	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Directors and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
>	Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-948-1009P

Litho in USA CGD/WG/9796-S20434

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$40,000
2009	$56,000

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	$5,000
2009	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $5,000 for fiscal year 2008 and $23,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

August 31, 2009

Bonds & notes — 77.92%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 41.59%
U.S. Treasury 3.50% 2009	$1,000	$1,010
U.S. Treasury 0.875% 2010[1,2]	11,382	11,381
U.S. Treasury 1.25% 2010	20,000	20,180
U.S. Treasury 2.00% 2010	30,000	30,498
U.S. Treasury 2.00% 2010	10,000	10,087
U.S. Treasury 2.875% 2010	5,000	5,103
U.S. Treasury 4.375% 2010	10,000	10,494
U.S. Treasury 4.50% 2010	16,000	16,778
U.S. Treasury 4.75% 2010	12,000	12,245
U.S. Treasury 5.75% 2010	45,000	47,277
U.S. Treasury 6.50% 2010	20,000	20,566
U.S. Treasury 0.875% 2011	25,000	25,026
U.S. Treasury 0.875% 2011	20,000	20,069
U.S. Treasury 0.875% 2011	10,000	10,023
U.S. Treasury 1.125% 2011	25,000	24,973
U.S. Treasury 1.75% 2011	65,000	65,904
U.S. Treasury 4.625% 2011	20,000	21,441
U.S. Treasury 4.625% 2011	9,000	9,710
U.S. Treasury 4.875% 2011	25,000	26,687
U.S. Treasury 5.00% 2011	10,000	10,631
U.S. Treasury 5.125% 2011	20,000	21,544
U.S. Treasury 1.375% 2012	20,000	20,052
U.S. Treasury 1.75% 2012	15,000	15,119
U.S. Treasury 4.25% 2012	10,000	10,832
U.S. Treasury 4.625% 2012	5,000	5,418
U.S. Treasury 4.75% 2012	30,000	32,744
U.S. Treasury 3.125% 2013	32,000	33,416
U.S. Treasury 3.125% 2013	10,000	10,446
U.S. Treasury 3.375% 2013	60,000	63,377
U.S. Treasury 3.375% 2013	40,000	42,236
U.S. Treasury 3.50% 2013	11,000	11,669
U.S. Treasury 3.875% 2013	25,000	26,840
U.S. Treasury 11.75% 2014	5,000	5,118
Fannie Mae 1.75% 2011	35,000	35,449
Fannie Mae 3.625% 2011	10,000	10,485
Fannie Mae 5.50% 2011	2,000	2,140
Fannie Mae 6.00% 2011	16,000	17,346
Fannie Mae 2.00% 2012	40,000	40,542
Fannie Mae 6.125% 2012	12,000	13,379
Fannie Mae 2.75% 2014	20,000	20,184
Federal Home Loan Bank 2.25% 2009	4,000	4,007
Federal Home Loan Bank 2.50% 2009	5,000	5,003
Federal Home Loan Bank 2.72% 2009	5,000	5,006
Federal Home Loan Bank 4.375% 2009	3,500	3,504
Federal Home Loan Bank 3.375% 2010	10,000	10,308
Federal Home Loan Bank 3.625% 2010	10,000	10,386
Federal Home Loan Bank 7.625% 2010	3,760	3,949
Federal Home Loan Bank 2.875% 2011	10,000	10,308
Federal Home Loan Bank 3.375% 2011	5,000	5,210
Federal Home Loan Bank 5.60% 2011	5,000	5,406
Federal Home Loan Bank 1.75% 2012	12,000	11,991
Federal Home Loan Bank 2.25% 2012	20,000	20,365
Federal Home Loan Bank 4.625% 2012	10,000	10,835
Federal Home Loan Bank 3.625% 2013	30,000	31,452
Freddie Mac 4.125% 2009	5,000	5,048
Freddie Mac 2.875% 2010	34,570	35,508
Freddie Mac 5.25% 2011	10,000	10,769
Freddie Mac 1.75% 2012	25,000	25,030
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,036
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	15,000	15,081
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,292
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.744% 2012[3]	15,000	15,130
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,386
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.829% 2012[3]	25,000	25,166
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,745
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.854% 2012[3]	15,000	15,183
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,288
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,361
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,100
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,055
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,021
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,547
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,206
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,172
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,105
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	7,000	7,500
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.285% 2013[3]	8,000	7,974
Private Export Funding Corp. 4.974% 2013	5,000	5,487
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,044
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,119
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,062
		1,332,564

CORPORATE BONDS & NOTES — 13.65%
Financials — 3.71%
US Bank NA 6.375% 2011	8,000	8,661
US Bank NA 4.95% 2014	2,000	2,131
MassMutual Global Funding II, 3.625% 2012[4]	9,750	9,818
Metropolitan Life Global Funding I, 5.125% 2013[4]	2,000	2,059
MetLife Global Funding 5.125% 2014[4]	5,000	5,216
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,988
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,333
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,154
TIAA Global Markets 4.95% 2013[4]	5,500	5,821
Northern Trust Corp. 5.20% 2012	1,000	1,073
Northern Trust Corp. 5.50% 2013	4,200	4,585
Credit Suisse Group AG 5.50% 2014	5,000	5,379
PNC Funding Corp. 5.40% 2014	5,000	5,352
Simon Property Group, LP 4.875% 2010	5,000	5,124
New York Life Global Funding 5.25% 2012[4]	4,500	4,791
Merrill Lynch & Co., Inc., Series C, 0.867% 2012[3]	1,000	932
Bank of America Corp. 5.375% 2012	2,000	2,067
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,557
JPMorgan Chase & Co. 5.60% 2011	2,000	2,112
JPMorgan Chase & Co. 5.375% 2012	2,000	2,149
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,248
Allstate Life Global Funding Trust, Series 2008-1, 0.972% 2010[3]	2,000	1,997
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,115
American Honda Finance Corp. 0.846% 2010[3,4]	4,000	3,990
Jackson National Life Global 5.375% 2013[4]	3,750	3,787
Monumental Global Funding 5.50% 2013[4]	2,995	3,033
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,023
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,962
Barclays Bank PLC 5.20% 2014	2,670	2,806
Principal Life Insurance Co. 6.25% 2012[4]	2,600	2,724
Citigroup Inc. 5.50% 2013	2,000	1,992
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,878
Hartford Life Insurance Co. 0.609% 2012[3]	2,000	1,824
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	1,375	1,386
American Express Centurion Bank 5.55% 2012	1,000	1,040
Marshall & Ilsley Corp. 0.916% 2012[3]	1,000	721
		118,828

Health care — 3.08%
Roche Holdings Inc. 4.50% 2012[4]	15,000	15,929
Roche Holdings Inc. 5.00% 2014[4]	5,000	5,369
Pfizer Inc. 4.45% 2012	20,000	21,198
Merck & Co., Inc. 1.875% 2011	18,870	19,068
Novartis Capital Corp. 4.125% 2014	15,000	15,750
Eli Lilly and Co. 3.55% 2012	4,250	4,451
Eli Lilly and Co. 4.20% 2014	5,000	5,301
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,573
Aetna Inc. 5.75% 2011	1,753	1,845
AstraZeneca PLC 5.40% 2012	1,000	1,098
		98,582

Energy — 1.72%
Shell International Finance B.V. 4.00% 2014	20,000	20,962
BP Capital Markets PLC 0.824% 2010[3]	3,000	3,000
BP Capital Markets PLC 3.125% 2012	10,000	10,325
BP Capital Markets PLC 3.875% 2015	5,000	5,170
Chevron Corp. 3.95% 2014	15,000	15,747
		55,204

Telecommunication services — 1.17%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,065
Verizon Communications Inc. 3.75% 2011[4]	14,500	14,979
Verizon Communications Inc. 7.375% 2013[4]	5,000	5,737
Verizon Communications Inc. 5.55% 2014[4]	2,000	2,165
AT&T Inc. 4.95% 2013	7,500	8,023
France Télécom 4.375% 2014	2,800	2,929
Singapore Telecommunications Ltd. 6.375% 2011[4]	2,500	2,729
		37,627

Consumer staples — 1.16%
Procter & Gamble Co. 1.35% 2011	5,000	5,015
Procter & Gamble Co. 4.60% 2014	10,000	10,748
Coca-Cola Co. 3.625% 2014	10,000	10,343
Diageo Capital PLC 7.375% 2014	4,000	4,625
Walgreen Co. 4.875% 2013	4,000	4,316
PepsiCo, Inc. 4.65% 2013	2,000	2,148
		37,195

Utilities — 0.91%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	16,250	16,912
Southern Co., Series 2008-A, 1.125% 2010[3]	2,000	2,014
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,063
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,071
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,901
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	2,137
		29,098

Industrials — 0.71%
Honeywell International Inc. 3.875% 2014	8,400	8,731
Canadian National Railway Co. 4.95% 2014	5,000	5,372
Raytheon Co. 5.375% 2013	2,000	2,144
Raytheon Co. 6.75% 2018	1,225	1,426
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,189
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	788
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,017
		22,667

Information technology — 0.67%
Hewlett-Packard Co. 2.25% 2011	7,000	7,130
Hewlett-Packard Co. 2.95% 2012	10,000	10,243
International Business Machines Corp. 1.082% 2011[3]	3,000	3,037
Cisco Systems, Inc. 5.25% 2011	1,000	1,058
		21,468

Consumer discretionary — 0.52%
Stanford University 3.625% 2014	7,000	7,154
Walt Disney Co. 4.70% 2012	1,500	1,622
Walt Disney Co. 4.50% 2013	5,000	5,304
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,654
		16,734

Total corporate bonds & notes		437,403

MORTGAGE-BACKED OBLIGATIONS[5] — 12.22%
Fannie Mae 4.00% 2019	40,901	42,250
Fannie Mae 4.00% 2019	19,484	20,126
Fannie Mae 4.00% 2019	14,731	15,217
Fannie Mae 4.50% 2020	8,594	9,000
Fannie Mae 4.50% 2020	4,529	4,753
Fannie Mae 4.50% 2020	3,787	3,974
Fannie Mae 4.50% 2021	17,922	18,678
Fannie Mae 4.50% 2021	3,740	3,898
Fannie Mae 5.50% 2021	1,334	1,408
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	575	594
Fannie Mae 5.50% 2022	11,443	12,062
Fannie Mae 5.00% 2023	5,243	5,436
Fannie Mae 5.00% 2023	3,506	3,635
Fannie Mae 5.00% 2023	2,508	2,618
Fannie Mae 5.00% 2023	2,094	2,186
Fannie Mae 5.00% 2023	1,783	1,862
Fannie Mae 5.00% 2023	1,686	1,760
Fannie Mae 5.00% 2023	1,556	1,624
Fannie Mae 5.50% 2023	7,934	8,363
Fannie Mae 5.50% 2023	1,398	1,474
Fannie Mae 6.00% 2023	8,111	8,662
Fannie Mae 6.00% 2023	1,008	1,076
Fannie Mae 4.00% 2024	9,886	10,003
Fannie Mae 5.50% 2024	4,067	4,294
Fannie Mae 5.50% 2024	2,511	2,647
Fannie Mae 6.00% 2024	6,705	7,138
Fannie Mae 6.00% 2024	5,272	5,617
Fannie Mae, Series 2007-114, Class A7, 0.466% 2037[2,3]	7,500	6,975
Fannie Mae 5.274% 2037[3]	2,654	2,794
Fannie Mae 6.785% 2037[3]	848	901
Fannie Mae 5.47% 2038[3]	5,130	5,412
Fannie Mae 3.58% 2039[3]	4,621	4,654
Fannie Mae 3.655% 2039[3]	10,097	10,275
Fannie Mae 3.861% 2039[3]	5,374	5,511
Fannie Mae 3.951% 2039[3]	5,400	5,537
Freddie Mac, Series K003, Class A1, 2.225% 2013[2]	2,453	2,463
Freddie Mac 5.597% 2036[3]	9,130	9,589
Freddie Mac 5.698% 2037[3]	2,206	2,320
Freddie Mac 5.711% 2037[3]	1,905	2,013
Freddie Mac 5.79% 2037[3]	2,362	2,492
Freddie Mac 5.889% 2037[3]	4,147	4,363
Freddie Mac 5.187% 2038[3]	3,629	3,791
Freddie Mac 5.188% 2038[3]	2,829	2,951
Freddie Mac 5.524% 2038[3]	5,016	5,279
Freddie Mac 5.578% 2038[3]	231	243
Freddie Mac 3.923% 2039[3]	6,789	6,955
Freddie Mac 3.933% 2039[3]	4,562	4,676
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,871	1,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	892	893
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	289	294
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,802
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,239
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[3]	1,731	1,727
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	3,053
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	492	496
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,435
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,815	1,869
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,614
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,958	2,051
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	899	901
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,098
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	111	111
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	97	98
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[3]	1,000	985
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.641% 2018[3,4]	4,000	3,987
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[4]	4,000	4,322
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,633	2,705
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,641	3,815
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,507	3,508
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,499
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	5,000	5,211
Bank of America 5.50% 2012[4]	5,000	5,148
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	989
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[3]	4,000	4,038
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	293	296
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[3]	1,550	1,573
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[3]	2,700	2,719
DEPFA ACS Bank 4.75% 2010	3,980	4,007
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	645	668
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,697	1,773
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,313
HBOS Treasury Services PLC 5.00% 2011[4]	3,000	3,024
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,147	1,152
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[3]	1,000	994
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	814	820
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,747	1,738
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,197	1,228
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.386% 2046[3]	3,172	2,952
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	223	220
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[3]	590	581
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,985	1,992
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,683	2,756
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,693	1,730
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	459	461
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[3]	372	382
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	321	324
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,719
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.916% (undated)[3]	1,702	1,740
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	1,500	1,545
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,370
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	355	357
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	508
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	436	439
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.445% 2019[3,4]	378	377
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.989% 2036[3]	320	284
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[3]	152	142
		391,523

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.17%
France Government Agency-Guaranteed, Société Finance 2.25% 2012[4]	20,985	21,140
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	5,000	5,083
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 2012[4]	18,000	18,130
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	3,550	3,534
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 2013[4]	20,000	20,111
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.893% 2012[3,4]	20,000	19,979
Australia Government Agency-Guaranteed, National Australia Bank 1.048% 2014[3,4]	15,000	15,031
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 2014[4]	3,500	3,513
Denmark Government Agency-Guaranteed, Danske Bank 0.757% 2012[3,4]	17,500	17,544
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 2012[4]	15,000	15,333
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.108% 2014[3,4]	10,000	10,084
International Bank for Reconstruction and Development 0.441% 2010[3]	10,000	10,007
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 2012[4]	6,250	6,308
		165,797

ASSET-BACKED OBLIGATIONS[5] — 4.90%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	17,140	18,541
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	979	1,021
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	10,969	11,430
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,000
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	1,569	1,602
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,127
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,250
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	325	330
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,390
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,020	5,262
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.497% 2013[3]	2,000	1,965
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.575% 2013[3]	2,000	1,972
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	621
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.623% 2014[3]	3,000	2,954
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	3,904	4,018
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,220
Chase Issuance Trust, Series 2007-A9, Class A, 0.303% 2014[3]	3,000	2,935
Chase Issuance Trust, Series 2008-13, Class A, 2.129% 2015[3]	3,000	3,069
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,755
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	3,935	3,979
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,553
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	239	240
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	1,720	1,731
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	3,431	3,463
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	1,864	1,886
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,103
BA Credit Card Trust, Series 2006-6, Class A, 0.303% 2013[3]	4,000	3,916
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	937
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	1,533	1,554
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	3,000	3,189
Discover Card Master Trust I, Series 2006-1, Class A2, 0.323% 2013[3]	4,750	4,675
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,354
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	2,000	2,086
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.323% 2015[3,4]	2,000	1,952
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,999
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.423% 2014[3]	2,000	1,958
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.333% 2015[3]	2,000	1,898
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,618
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	3,500	3,544
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	3,272	3,392
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	1,500	1,509
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,000	1,016
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	594	603
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,554
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,092
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	1,993
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	36	37
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,640
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,607	1,654
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,557
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,514
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,206	1,273
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	1,130	1,143
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	998
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	861
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 0.513% 2013[3]	780	780
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	636	650
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	500	509
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	447	449
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	220
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.516% 2036[3]	228	187
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	119	94
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[3]	37	35
		156,857

MUNICIPALS — 0.39%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	6,300	6,397
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,173
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,070
		12,640

Total bonds & notes (cost: $2,446,451,000)		2,496,784

	Principal amount	Value
Short-term securities — 21.38%	(000)	(000)

U.S. Treasury Bills 0.18%–0.41% due 9/15–10/15/2009	$45,150	$45,144
BNP Paribas Finance Inc. 0.21%–0.30% due 9/14–10/13/2009	44,200	44,191
NetJets Inc. 0.20% due 9/24–10/23/2009[4]	39,900	39,887
Province of Ontario 0.23%–0.25% due 10/7–11/5/2009	39,000	38,984
KfW 0.22%–0.24% due 9/10–10/22/2009[4]	36,900	36,891
Jupiter Securitization Co., LLC 0.22%–0.27% due 9/10–9/22/2009[4]	36,500	36,495
ING (U.S.) Funding LLC 0.24%–0.26% due 9/9–10/1/2009	35,500	35,496
Coca-Cola Co. 0.21% due 9/11/2009[4]	35,300	35,298
Total Capital SA 0.24% due 9/9/2009[4]	25,000	25,000
Total Capital Canada Ltd. 0.25% due 10/8/2009[4]	10,300	10,297
National Australia Funding (Delaware) Inc. 0.26% due 11/12/2009[4]	32,500	32,480
Procter & Gamble International Funding S.C.A. 0.22% due 10/19–11/4/2009[4]	30,200	30,186
Old Line Funding, LLC 0.28% due 9/8/2009[4]	18,800	18,799
Thunder Bay Funding, LLC 0.17% due 9/2/2009[4]	7,700	7,700
Calyon North America Inc. 0.25%–0.26% due 9/3/2009	25,510	25,509
Chevron Funding Corp. 0.19% due 10/2/2009	25,300	25,296
Merck & Co. Inc. 0.17% due 9/16/2009	25,000	24,998
Harvard University 0.19% due 9/17/2009	25,000	24,998
CBA (Delaware) Finance Inc. 0.25% due 11/30/2009	25,000	24,983
Westpac Banking Corp. 0.28% due 11/3/2009[4]	23,700	23,687
Fannie Mae 0.54% due 7/13/2010	23,300	23,223
International Bank for Reconstruction and Development 0.17%–0.19% due 11/19–12/18/2009	19,200	19,191
Siemens Capital Co. LLC 0.15% due 9/28/2009[4]	16,000	15,998
Federal Home Loan Bank 0.24% due 9/1/2009	14,300	14,300
Bank of America Corp. 0.20% due 9/1/2009	10,800	10,800
Denmark (Kingdom of) 0.22% due 11/3/2009	7,800	7,796
Abbott Laboratories 0.20%–0.21% due 9/23–9/29/2009[4]	7,550	7,548

Total short-term securities (cost: $685,155,000)		685,175

Total investment securities (cost: $3,131,606,000)		3,181,959
Other assets less liabilities		22,403

Net assets		$3,204,362

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $20,819,000, which represented .65% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $608,496,000, which represented 18.99% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-1009O-S21427

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Short-Term Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Short-Term Bond Fund of America, Inc. (the "Fund") as of August 31, 2009, and for the year then ended and have issued our unqualified report thereon dated October 13, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of August 31, 2009 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 30, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: October 30, 2009